ORGANIZATION AND PLANS OF BUSINESS OPERATIONS (Details Narrative)				3 Months Ended			5 Months Ended	6 Months Ended		12 Months Ended
	Feb. 26, 2023 USD ($) TradingDays $ / shares shares	Feb. 03, 2023	Feb. 09, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Over-allotment option liability			$ 258,440
Issuance of representative shares			3,030,000			$ 3,030,000					$ 3,030,000
Rights underlying the Units			15,596,420			15,596,420					15,596,420
Operating cash			$ 1,468,333	$ 6,193				$ 6,193			$ 191,103
Net proceeds amount									$ 204,020,000
Total amount deposited in trust account to fund the extensions				$ 675,000				$ 675,000
Percentage of fair market value of target business to asset held in trust account				80.00%				80.00%			80.00%
Banking regulation, mortgage banking, net worth, minimum				$ 5,000,001				$ 5,000,001			$ 5,000,001
Business combination extension of business combination period								extends the period of time to consummate the initial Business Combination up to six times, each by an additional one month (for a total of up to 24 months from the date of the Initial Public Offering to complete the Business Combination),			extend the period of time to consummate the initial Business Combination up to two times, each by an additional three months (for a total of up to 18 months to complete the Business Combination),
Number of days within which public shares shall be redeemed								10 days			10 days
Expenses payable on dissolution				50,000				$ 50,000			$ 50,000
Working capital surplus deficit				(3,025,689)				(3,025,689)			38,542
Stock shares issued during the period for services shares							$ 25,000
Cash and cash equivalents				6,193			65,373	6,193			191,103
Accumulated deficit				(10,473,044)			$ (9,963)	(10,473,044)			$ (7,621,413)
Revenue from services												$ 49,038,000
DIH Holding US, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate consideration amount	$ 250,000,000
Issued price per share | $ / shares	$ 10.00
Cash and cash equivalents				1,506,000	$ 2,163,000	$ 3,308,000		1,506,000	$ 2,163,000	$ 5,560,000		3,308,000
Accumulated deficit				$ 32,758				$ 32,758		$ 29,054
Gross rerevenue increased percentage				67.40%				67.40%		12.20%
Gross revenue				$ 13,174,000	7,870,000
Gross revenue				13,174,000	7,870,000					$ 54,998,000		49,038,000
Revenue from services				13,174,000	7,870,000					54,998,000		49,038,000
Pension transition obligation												632,000
DIH Holding US, Inc. [Member] | Service [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross revenue				$ 2,609,000	$ 2,648,000					$ 10,293,000		8,104,000
Revenue from services												$ 59,000
Amendment No One To Investment Management Trust Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of business combination extended period terms		Company to extend the date by which it has to consummate a business combination six times for an additional one month each time from February 9, 2023 to August 9, 2023, extending the Combination period up to 24 months, if applicable, by depositing into the Trust Account for each one-month extension the lesser of $135,000 or $0.045 per share multiplied by the number of public shares then outstanding.
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum Public Share price due to reductions in the value of the trust assets less taxes payable | $ / shares				$ 10.10				$ 10.10			$ 10.10
Sponsor [Member] | Private Placement Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants or rights warrants issued during the period units | shares			6,470,000
Class of warrants or rights warrants issued issue price per warrant | $ / shares			$ 1.00
Proceeds from issuance of warrants			$ 6,470,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Price | $ / shares			$ 10.00
Proceeds from issuance initial public offering			$ 202,000,000
Common stock, par or stated value per share | $ / shares				0.0001			$ 0.0001	0.0001			0.0001
Common Class A [Member] | DIH Holding US, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional shares received | shares	6,000,000
Shares Price | $ / shares	$ 12.00
Issued price per share | $ / shares	$ 10.00
Earnout shares | shares	1,000,000,000
Trading days | TradingDays	20
Common Class A [Member] | DIH Holding US, Inc. [Member] | Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional shares received | shares	6,000,000
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par or stated value per share | $ / shares				0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Common Class B [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock shares issued during the period for services shares								$ 25,000			$ 25,000
Common stock, par or stated value per share | $ / shares				$ 0.0001				$ 0.0001			$ 0.0001
Common Class A One[Member] | DIH Holding US, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Price | $ / shares	$ 13.50
Earnout shares | shares	1,333,333,000
Trading days | TradingDays	20
Common Class A Two [Member] | DIH Holding US, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Price | $ / shares	$ 15.00
Earnout shares | shares	1,666,667,000
Trading days | TradingDays	20
Common Class A Three [Member] | DIH Holding US, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Price | $ / shares	$ 16.50
Earnout shares | shares	2,000,000,000
Trading days | TradingDays	20
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional shares received | shares								303,000			303,000
Transaction costs			29,192,787
Underwriting discount			2,525,000
Deferred underwriting fees			7,070,000
Actual offering costs			712,927
Net proceeds amount			$ 204,020,000
Share price | $ / shares			$ 10.10
Term of restricted investments			185 days
Period within which business combination shall be consummated from the consummation of initial public offer			24 months
Accumulated deficit			$ 265,808
IPO [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period within which business combination shall be consummated from the consummation of initial public offer			12 months
IPO [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Period within which business combination shall be consummated from the consummation of initial public offer			18 months
IPO [Member] | Private Placement Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants or rights warrants issued during the period units | shares								6,470,000			6,470,000
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional shares received | shares			20,200,000
Over-Allotment Option [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional shares received | shares			200,000
Shares Price | $ / shares			$ 10.00